INCOME TAX EXPENSE - Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current tax
Current tax expense (income)	$ 1,122	$ 685
Adjustment in respect of prior years1	59	25
Canada	14	5
International	1,167	705
Current tax	1,181	710
Deferred tax
Origination and reversal of temporary differences in the current year	263	1,112
Adjustment in respect of prior years1	(112)	(39)
Canada	(6)	0
International	157	1,073
Deferred tax	151	1,073
Income tax expense	$ 1,332	$ 1,783